SHAREHOLDERS' EQUITY (Summary of Changes in Stock Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of options
Outstanding at January 1, 2019	889,118
Granted	124,000
Exercised	(104,346)
Forfeited	(48,226)
Outstanding at December 31, 2019	860,546	889,118
Exercisable at December 31, 2019	168,547
Weighted-average exercise price
Outstanding at January 1, 2019	$ 4.865
Granted	4.400
Exercised	4.841
Forfeited	4.984
Outstanding at December 31, 2019	4.794	$ 4.865
Exercisable at December 31, 2019	$ 4.295
Weighted-average remaining contractual life
Outstanding	49 years 5 months 5 days	51 years 2 months 30 days
Exercisable at December 31, 2019	21 years 3 months 19 days
Aggregate intrinsic value (in thousands)
Outstanding at January 1, 2019
Outstanding at December 31, 2019
Exercisable at December 31, 2019